Assets and Liabilities at Their Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. treasuries
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	$ 3,523	$ 3,547	$ 2,550	$ 1,030
Government agency securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	68,820	70,211	65,686	41,420
Obligations of state and municipal subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	36,032	36,814	22,325	5,998
Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	2,022	2,103
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	535	680	3,430	4,163
Contingent Consideration
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Contingent consideration	287	290	821	1,256
Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. treasuries
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	0	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Government agency securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	0	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Obligations of state and municipal subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	0	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	0	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Contingent Consideration
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Contingent consideration	0	0	0	0
Significant Other Observable Inputs (Level 2) | U.S. treasuries
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	3,523	3,547	2,550	1,030
Significant Other Observable Inputs (Level 2) | Government agency securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	68,820	70,211	65,686	41,420
Significant Other Observable Inputs (Level 2) | Obligations of state and municipal subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	36,032	36,814	22,325	5,998
Significant Other Observable Inputs (Level 2) | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	2,022	2,103
Significant Other Observable Inputs (Level 2) | Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	535	680	3,430	4,163
Significant Other Observable Inputs (Level 2) | Contingent Consideration
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Contingent consideration	0	0	0	0
Significant Unobservable Inputs (Level 3) | U.S. treasuries
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	0	0	0	0
Significant Unobservable Inputs (Level 3) | Government agency securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	0	0	0	0
Significant Unobservable Inputs (Level 3) | Obligations of state and municipal subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	0	0	0	0
Significant Unobservable Inputs (Level 3) | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	0	0
Significant Unobservable Inputs (Level 3) | Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment securities available for sale measured on a recurring basis	0	0	0	0
Significant Unobservable Inputs (Level 3) | Contingent Consideration
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Contingent consideration	$ 287	$ 290	$ 821	$ 1,256